SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Software [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			5 years		5 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			10 years		10 years
Online Ride-Hailing Platform Services [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life			2 years		2 years
Online Ride-Hailing Platform Services [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life			10 years		10 years